Other administrative expenses	12 Months Ended
Dec. 31, 2024
Administrative expense [Abstract]
Other administrative expenses	Other administrative expenses

	2024	2023	2022
Taxes	124,150,966	114,801,585	98,054,460
Administrative services hired	87,704,001	66,365,686	42,028,910
Rent	67,928,153	74,027,375	71,186,416
Armored transportation services	48,447,340	45,443,899	49,336,443
Maintenance costs	48,286,547	46,270,516	44,870,127
Advertising	34,273,928	29,925,767	23,795,598
IT	32,586,746	62,900,839	38,785,383
Documents distribution	22,787,340	14,492,787	14,903,848
Electricity and communications	19,750,071	18,251,519	16,814,171
Other fees	17,178,709	15,892,592	15,456,211
Security services	16,519,227	12,715,130	12,200,176
Trade reports	11,570,401	9,845,645	8,461,189
Insurance	4,263,755	4,210,588	4,377,926
Representation, travel and mobility	3,799,674	3,474,140	4,365,720
Stationery and supplies	875,741	818,964	580,883
Other administrative expenses	23,449,682	23,087,621	16,090,742
TOTAL	563,572,281	542,524,653	461,308,203